Expense Example - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Focused High Income Fund - Fidelity Focused High Income Fund
Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	247
5 years	433
10 years	$ 973